Taxes on Income (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net loss carryforward	$ 18,608	$ 17,183
Other reserves and allowance	145	127
Total deferred tax assets	18,753	17,310
Valuation allowance	(18,753)	(17,310)
Net deferred tax asset